Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of Accounts Receivable

(In thousands)	December 31, 2018	December 31, 2019
Accounts receivable	27,100	35,137
Less: Allowance for doubtful accounts	(7,709)	(7,604)
Accounts receivable, net	19,391	27,533

Schedule of Allowance for Doubtful Accounts

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2017	December 31, 2018	December 31, 2019
Balance at beginning of the year	119	31	7,709
Additions	27	7,680	19
Write-off	(122)	—	—
Exchange difference	7	(2)	(124)
Balance at end of the year	31	7,709	7,604